INCOME TAXES	12 Months Ended
Feb. 28, 2023
INCOME TAXES
INCOME TAXES

14.         INCOME TAXES

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation.

Hong Kong

TAL Hong Kong is established in Hong Kong and have been subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%, and each group of connected entities can nominate only one entity to benefit from the two-tiered tax rate. The provision for Hong Kong profits tax in the consolidated financial statements was immaterial for the years ended February 28, 2021, 2022 and 2023.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions.

TAL Beijing was qualified as a High and New Technology Enterprises (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2014 through 2022 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as an HNTE. TAL Beijing applied for Key Software Enterprise status for calendar year 2018 and 2019 and was approved which entitled TAL Beijing to enjoy the preferential tax rate of 10%. Accordingly, TAL Beijing applied 15% for calendar years 2020 through 2022 as an HNTE. TAL Beijing is in the process of renew its qualification of HNTE and is expected to be subject to an EIT rate of 15% for 2023 as long as it maintains its status as an HNTE.

14.         INCOME TAXES - continued

PRC - continued

Yidu Huida was qualified as an HNTE and was accordingly entitled to a preferential tax rate of 15% from calendar years 2015 through 2022. Yidu Huida applied and qualified for Key Software Enterprise status for calendar year 2016, 2017, 2018 and 2019 which entitled Yidu Huida to enjoy the preferential tax rate of 10%. Accordingly, Yidu Huida applied 10% for calendar year 2016 to 2019 under the qualification of Key Software Enterprise and 15% for calendar years 2020 and 2021. For calendar year 2022, Yidu Huida is subject to EIT rate of 25%.

Beijing Xintang Sichuang was qualified as an HNTE and entitled to a preferential tax rate of 15% from calendar years 2014 through 2022 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as an HNTE. Beijing Xintang Sichuang later applied and was qualified for Key Software Enterprise status for calendar year 2018 and 2019 and entitled to enjoy the preferential tax rate of 10%. Accordingly, Beijing Xintang Sichuang applied 15% for calendar years 2020 through 2022 as an HNTE. Beijing Xintang Sichuang is in the process of renew its qualification of HNTE and is expected to be subject to an EIT rate of 15% for 2023 as long as it maintains its status as an HNTE.

Beijing Yinghe Youshi Technology Co., Ltd. (“Yinghe Youshi”) was also qualified as an HNTE and was accordingly entitled to a preferential tax rate of 15% from calendar years 2016 through 2021. For calendar year 2022, Yinghe Youshi is subject to EIT rate of 25%.

Yizhen Xuesi was qualified as “Newly Established Software Enterprise” in calendar year 2017 and therefore it was entitled to a two-year exemption from EIT and a further reduction of tax rate to 12.5% from calendar years 2019 through 2021. For calendar years 2022, Yizhen Xuesi was subject to EIT rate of 25%.

Beijing Lebai Information Consulting Co., Ltd. (“Lebai Information”) was qualified as “Newly Established Software Enterprise” in calendar year 2018 and therefore it was entitled to a two-year exemption from EIT and a further reduction of tax rate to 12.5% from calendar years 2020 and 2021. For calendar year 2022, Lebai Information is subject to EIT rate of 25%.

Provision (benefits) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Current
- PRC income tax expenses	$161,488	$93,224	$19,894
Deferred
- PRC income tax expenses	(231,385)	303,768	117

Total	$(69,897)	$396,992	$20,011

14.         INCOME TAXES – continued

PRC - continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of	As of
	February 28,	February 28,
	2022	2023
Deferred tax assets:
Advertising expense and prepaid rental	252,996	194,423
Property and equipment	6,893	2,988
Impairment loss on long-term investments	46,000	41,412
Others	21,939	45,927
Tax losses carry-forward	249,134	323,066
Less: valuation allowance	(570,215)	(601,843)

Deferred tax assets, net	$6,747	$5,973

Deferred tax liabilities:
Intangible assets	184	57
Property and equipment	924	—
Others	572	1,506

Deferred tax liabilities	$1,680	$1,563

As of February 28, 2023, the Group had operating loss carry-forward of $1,345,525 from entities in the PRC to offset the future tax profit for five years, and the period was extended to ten years for entities which were qualified as HNTE in calendar year 2018 and thereafter. The Company operates its business through its subsidiaries, the VIEs and VIEs’ subsidiaries and schools. The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries and schools may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. Valuation allowance of $570,215 and $601,843 was recorded as of February 28, 2022 and 2023, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Under U.S. GAAP, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

14.         INCOME TAXES – continued

PRC - continued

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended February 28, 2021, 2022 and 2023. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2021, 2022 and 2023 to income before provision for income tax and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Loss before provision for income tax	$(224,623)	$(778,130)	$(109,719)
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	(56,156)	(194,533)	(27,430)
Effect of non-deductible expenses and loss and super deduction expenses	2,466	108,961	(10,200)
Effect of income tax exemptions and preferential tax rates	(98,368)	(68,090)	(47,062)
Effect of income tax rate difference in other jurisdictions	60,806	97,306	75,598
Change in valuation allowance	21,355	453,348	29,105

Income tax (benefit) / expense	$(69,897)	$396,992	$20,011

14.         INCOME TAXES – continued

PRC - continued

If Yidu Huida, TAL Beijing, Beijing Xintang Sichuang, Yinghe Youshi, Lebai Information and Yizhen Xuesi did not enjoy income tax exemptions and preferential tax rates for the years ended February 28, 2021, 2022 and if Yidu Huida, TAL Beijing, Beijing Xintang Sichuang and Yizhen Xuesi did not enjoy income tax exemptions and preferential tax rates for the years ended February 28, 2023, the increase in income tax expenses and the net loss per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Increase in income tax expenses	$98,368	$68,090	$47,062
Net loss per common share-basic	$(1.05)	$(5.61)	$(0.86)
Net loss per common share-diluted	$(1.05)	$(5.61)	$(0.86)

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for PRC EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute which is subject to the determination by PRC tax authorities.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.

The Chinese tax authorities clarified that distributions made out of earnings prior to but distributed after January 1, 2008 will not be subject to withholding tax. The aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries and schools located in the PRC that are available for distribution are $3,112,055 and $2,776,339 as of February 28, 2022 and 2023, respectively. Upon distribution of such earnings, the Company will be subject to PRC taxes, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the aforementioned subsidiaries do not intend to declare dividends to the Company.